Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2020	December 31, 2019
Real estate loans:
One-to-four family residential:
Owner occupied	$7,528	$6,298
Non-owner occupied	38,884	39,897
Total one-to-four family residential	46,412	46,195
Multi-family (five or more) residential	24,043	22,233
Commercial real estate	131,820	119,323
Construction	4,775	12,523
Home equity	3,788	3,726
Total real estate loans	210,838	204,000

Commercial business	154,387	45,745
Other consumer	17	22
Total Loans	365,242	249,767

Deferred loan fees and costs	(3,059)	(844)
Allowance for loan losses	(3,061)	(2,231)
Net Loans	$359,122	$246,692

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2020
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,942	$415	$171	$--	$7,528
One-to-four family residential non-owner occupied	38,567	--	317	--	38,884
Multi-family residential	24,043	--	--	--	24,043
Commercial real estate	129,236	2,292	292	--	131,820
Construction	4,775	--	--	--	4,775
Home equity	3,788	--	--	--	3,788
Commercial business	154,387	--	--	--	154,387
Other consumer	17	--	--	--	17
Total	$361,755	$2,707	$780	$--	$365,242
	December 31, 2019
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,126	$--	$172	$--	$6,298
One-to-four family residential non-owner occupied	39,579	--	318	--	39,897
Multi-family residential	22,233	--	--	--	22,233
Commercial real estate	118,233	798	292	--	119,323
Construction	12,523	--	--	--	12,523
Home equity	3,726	--	--	--	3,726
Commercial business	45,745	--	--	--	45,745
Other consumer	22	--	--	--	22
Total	$248,187	$798	$782	$--	$249,767

Impaired Financing Receivables [Table Text Block]
December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$171	$178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$171	178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$321	$328	$--	$321	$5
December 31, 2019
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$172	$178	$--	$178	$--
One-to-four family residential non-owner occupied	19	19	--	225	13
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	132	132	4	133	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$172	178	$--	$178	$--
One-to-four family residential non-owner occupied	19	19	--	225	13
Multi-family residential	--	--	--	--	--
Commercial real estate	132	132	4	133	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$323	$329	$4	$536	$25

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
December 31, 2020
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	19	19	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	131	--	131	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$150	$19	$131	$--
December 31, 2019
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	19	--	19	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	132	--	132	4
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$151	$--	$151	$4

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
December 31, 2020
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	19	19
Multi-family residential	--	--	--	--	--
Commercial real estate	131	--	--	--	131
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$131	$--	$--	$19	$150
December 31, 2019
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	19	--	--	19
Multi-family residential	--	--	--	--	--
Commercial real estate	132	--	--	--	132
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$132	$19	$--	$--	$151

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	December 31, 2020
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$52	$351	$145	$854	$250	$19	$500	$60	$2,231
Charge-offs	--	--	--	--	--	--	--	--	--
Recoveries	--	--	--	--	--	--	--	--	--
Provision	36	11	84	433	(188)	1	263	190	830
Ending balance	$88	$362	$229	$1,287	$62	$20	$763	$250	$3,061
Ending balance evaluated for impairment:
Individually	$--	$--	$--	$--	$--	$--	$--	$--	$-
Collectively	$88	$362	$229	$1,287	$62	$20	763	$250	$3,061

Loans receivable:
Ending balance	$7,528	$38,884	$24,043	$131,820	$4,775	$3,788	$154,404		$365,242
Ending balance evaluated for impairment:
Individually	$171	$19	$--	$131	$--	$--	$--		$321
Collectively	$7,357	$38,865	$24,043	$131,689	$4,775	$3,788	$154,404		$364,921
	December 31, 2019
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$51	$435	$156	$839	$175	$21	$247	$41	$1,965
Charge-offs	--	(37)	--	--	--	--	--	--	(37)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	1	(47)	(11)	15	75	(2)	253	19	303
Ending balance	$52	$351	$145	$854	$250	$19	$500	$60	$2,231
Ending balance evaluated for impairment:
Individually	$--	$--	$--	$4	$--	$--	$--	$--	$4
Collectively	$52	$351	$145	$850	$250	$19	500	$60	$2,227

Loans receivable:
Ending balance	$6,298	$39,897	$22,233	$119,323	$12,523	$3,726	$45,767		$249,767
Ending balance evaluated for impairment:
Individually	$172	$19	$--	$132	$--	$--	$--		$323
Collectively	$6,126	$39,878	$22,233	$119,191	$12,523	$3,726	$45,767		$249,444

Financing Receivable, Nonaccrual [Table Text Block]
	December 31, 2020	December 31, 2019
One-to-four family residential owner occupied	$171	$172
One-to-four family residential non-owner occupied	19	--
Multi-family residential	--	--
Commercial real estate	--	--
Construction	--	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$190	$172

Financing Receivable, Past Due [Table Text Block]
	December 31, 2020
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$822	$171	$993	$6,535	$7,528	$--
One-to-four family residential non-owner occupied	189	66	255	38,629	38,884	66
Multi-family residential	1,947	--	1,947	22,096	24,043	--
Commercial real estate	569	387	956	130,864	131,820	387
Construction	1,783	--	1,783	2,992	4,775	--
Home equity	--	--	--	3,788	3,788	--
Commercial business	574	--	574	153,813	154,387	--
Other consumer	--	--	--	17	17	--
Total	$5,884	$624	$6,508	$358,734	$365,242	$453
	December 31, 2019
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$1,199	$172	$1,371	$4,927	$6,298	$--
One-to-four family residential non-owner occupied	1,069	--	1,069	38,828	39,897	--
Multi-family residential	--	--	--	22,233	22,233	--
Commercial real estate	986	190	1,176	118,147	119,323	190
Construction	1,120	--	1,120	11,403	12,523	--
Home equity	--	--	--	3,726	3,726	--
Commercial business	66	--	66	45,679	45,745	--
Other consumer	--	--	--	22	22	--
Total	$4,440	$362	$4,802	$244,965	$249,767	$190